As filed with the Securities and Exchange Commission on June 1, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 – March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report
March 31, 2020
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com
Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’
shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electroni-
cally by contacting the Funds at (855) 409-2297 or baywoodfunds.ta@apexfs.com or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (855) 409-2297 or baywoodfunds.ta@
apexfs.com or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Baywood Funds.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus Fund
(the “Fund”) for the six months ended March 31, 2020. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies. A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals.
It’s hard to describe the entire six months as a unified period. One needs to write a tale of two quarters, entirely different from one another, with markets moving in opposite directions.
In such strong stock markets as 2019 turned out to be, we always caution that we tend to lag on the upside as out-of-favor stocks rarely lead the market higher. Whereas interest-sensitive sectors (utilities) and consumer staples were market leaders for much of the first eight months of the calendar year, in the last four months the leadership shifted in favor of financials, healthcare, and information technology.
In contrast, utilities reversed course and produced their weakest quarter of the year. These shifts benefited the absolute returns of the fund in the quarter.
Information technology led for the year as a whole in both the broad market and in Value benchmarks, while returns in industrials and financials were not far behind. Those that lagged the most included energy stocks along with healthcare and materials, although each sector also performed well on an absolute basis. Only in a year of stellar gains by the overall market would their short term results be considered “weak.”
Our energy overweight and utilities underweight have been the Fund’s greatest challenge recently; yet in the fourth quarter, Baywood
Value Plus ’ energy holdings gained nearly 11% while benchmark utilities languished. Finding the best mix in the unloved and undervalued energy sector was challenging for the year as a whole, and in the fourth quarter we initiated a position in Equinor, the renamed Norwegian state oil company. In Equinor, we found an attractive combination of unpriced, operational-led upside with a conservatively managed balance sheet. Years ago we purchased BP for similar reasons, though changing circumstances since then resulted in exiting the security in the quarter. Despite current prices now in the $20s, we continue to believe the normal range for WTI should be above $60 per barrel and that normal earning power is higher than the sector earned in 2019. When combined with still-depressed valuations, we were overweight energy stocks at the end of the year.
Our consumer discretionary companies were standouts in the period. Retail has been a minefield for anyone swayed simply by cheap valuations. The landscape has undergone such enormous competitive disruption from Amazon that seeking valuation attraction without the underpinning of fundamental and competitive strength is a recipe for disaster. We have not always been immune from this and made some mistakes as well. Nevertheless, two of our largest holdings, Target and Walmart, have been successful competing online. For the year Walmart gained 30% and Target, surprising investors with its same-store-sales growth, rocketed higher by 100%! 20% of this gain came in the 4th quarter. Given the magnitude of these moves, we took gains in the 4th quarter but still own both stocks.
Over half of the healthcare sector’s full year return came in the 4th quarter. Fundamental perceptions of the sector have continued
to be battered by fears of bipartisan price controls on both drugs and hospital services. Nevertheless, at the end of 2019, healthcare represented the second largest weight in Value Plus , after financials as both valuations and fundamentals are extraordinarily attractive—
the stocks are very much out of favor. Even select pharmaceuticals/biotech firms with pipeline challenges remain attractive, and AbbVie,
Amgen, and CVS Health posted returns in the high teens and low 20%’s.
By year end, we initiated a modest position in VICI Properties, the only other new stock added to the portfolio at the end of 2019.
Considering how poorly REIT’s performed in the first quarter of 2020, we much prefer the valuations in REIT’s to those of utilities, and at the same time, we recognize the financial hardship many of them find themselves in.
With the closing of 2019, growth benchmarks outperformed value benchmarks for the 7th time in the decade. The longer term record is nowhere nearly as skewed. The powerful rally in technology stocks in 2019 along with slowing world economic growth due to the trade war with China that hurt many cyclical value stocks, contributed to this difference. Yet, as we have pointed out in prior quarterly reviews, the cumulative differences in valuation appear to have vastly overshot the long-term underlying fundamentals across the stock market.
Although we don’t profess to know exactly when a turn in favor of value will take place, current valuations on existing holdings are at

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

times unprecedented. Many such valuations have only been seen at market bottoms. With respect to the growth versus value debate, we surmise that this coming decade will not be a repeat of the last.
Unlike the strong end to 2019, the first quarter was unlike any other in any of our lifetimes. In the three months ended March, the
U.S. transitioned from the longest economic expansion in history to one of the most severe economic contractions in history. While only some first quarter economic data has been reported, the slowdown driven by national and global stay-at-home policies and travel restrictions has undeniably been the cause of the slowdown. We expect the downturn will continue in the second quarter where its full effect will be felt.
Markets act as forecasting mechanisms and it is therefore not surprising to have experienced such a precipitous decline in stocks. The lesson always re-learned during downturns is that in liquidity crises, asset correlations tend to go to one, meaning most stock markets decline simultaneously. This is precisely what took place in March.
While the global COVID-19 pandemic is not the sole cause of the stock market decline, it has certainly been the trigger. At SKBA, we have long lamented excesses in valuations as well as those taken by individual companies, in particular as it relates to their balance sheets. As with the Global Financial Crisis (GFC) of a decade ago, and all stock market meltdowns of the past for that matter, those most financially levered suffer the most, as they should. And what an environment we’ve been in over the last few years with unprecedented dovish monetary policies. Most developed countries and economic blocs have for years out-competed one another for the privilege of having the lowest rates. Central banks have not simply been complicit in this debacle; in fact, they have orchestrated it. The banks clearly have a different view on the matter and this statement may admittedly be overly simplistic. Central banks may argue they had no choice and perhaps this is the case, but perhaps not.
At the same time, the utter dysfunction between fiscal policy and monetary policy coordination recently has been staggering. Why does it require a crisis for better coordinated action to take place? Rahm Emanuel put it best, and we paraphrase, when he stated years ago that one should not let a good crisis go to waste. Policy makers need to seriously ask themselves whether they are taking appropriate steps to reverse the destruction of the long-term health of capital markets or whether they are perpetuating it. Our sense is that they are still doing the latter. What needed to be accomplished earlier during the last recovery was to tighten credit and dampen the appetite for risk assets. The exact opposite took place and subsequently resulted in a vicious rather than a virtuous one. By definition, vicious cycles are called so for a reason—they don’t often end well. The Fed recognized this quandary when Chairman Powell was forced to reverse his policy stance in early 2019. Some may remember his 2018 attempt to restore normal monetary policy by raising rates and reducing the
Fed’s balance sheet, a policy which caused U.S. stocks to only decline slightly, an effect which we now view with some fondness. 2018 was an ominous prelude to what was to take place this quarter. At some point, the medicine, if it does not treat the underlying cause, no longer works. The underlying cause of the problem points to financial leverage on the part of central banks and many corporations.
Individuals around the world as well as many banks have been relatively disciplined this time around, although we question European banks’ viability. Central banks and sovereign Treasuries have been the culprits. By itself, this bodes ill for prospective GDP growth. As long as the U.S. can maintain competitive tax rates, sensible regulations and end the trade war of the last two years, this current crisis should be overcome and economic growth restored.
With asset correlations going towards one, places to hide in the first quarter proved elus ive. Treasury bonds, cash and gold proved to be the few stores of value during the downdraft. Defensive sectors as well as economically sensitive sectors declined in unison. Even many heretofore bond proxies lost their correlation to interest rate moves. Early stages of significant declines tend to be indiscriminate in their selling. This is what took place in the first calendar quarter. As investors assess the damage, however, increased discrimination takes place as the wheat gets separated from the chaff. In other words, those that took on undue risk continue to suffer while those with greater capital discipline begin to outperform.
The Baywood Value Plus Fund tends to favor companies with capital discipline; this is a hallmark of the strategy. For example, despite our outlook towards energy, which we’ll address next, when Occidental Petroleum purchased Anadarko Petroleum at what we believed to be the wrong time and at too high a price, we exited the stock. Operating leverage and financial leverage is a combination we are rarely fond of. Throw in questionable management incentives and one has a recipe for disaster which Occidental typifies. Chevron in contrast, passed when given the opportunity to outbid Occidental, reflecting capital discipline. We prefer to own unexciting companies, companies that are prudent with their shareholders’ capital, companies that don’t take risks without thinking about the consequences.
Owning such companies is typically not viewed as exciting during bull markets. This is acceptable to us, perhaps even desirable. As we look at our portfolio in early April, we do not have any doubts about the ability of our holdings to withstand if not thrive during and subsequent to this downturn. We have gone through each company once again in order to lower the risk that we may be “missing

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

something”. At the portfolio level, we don’t take undue company specific risk nor do we take undue sector level risk. We do, however, differ from major indexes if we feel that certain risks or opportunities are not being evaluated appropriately.
Historically, our decisions tied to energy have not meaningfully detracted from overall performance; more recently they have. The downturn in energy is unprecedented and unsustainable, however. Just as central banks have sown the seeds of the current economic crisis, energy producing countries are on a destructive path that will result in much higher prices in the not-too-distant future. Let’s detail what we mean by unprecedented. Oil production in terms of its importance on the global economy can be traced back to the beginning of the 20th century. Modest albeit important use and production of asphalt, paraffins, tar and kerosene took place as far back as centuries ago yet oil dependent economies and the massive global adoption of oil for transportation, electricity generation and industrial production did not surface until the 20th century. As a result, global consumption has generally increased since then. This remains the case today. Growth at this point in time is not strong, but it still exists. Substitution has not yet resulted in oil consumption declines and is unlikely to for some time to come. Whether there is an expansion or a contraction, global consumption has rarely been volatile. Demand tends to be a mostly stable factor. Supply, on the other hand, is not. The United States has recently experienced a resurgence in production after the widespread use of hydraulic fracturing, otherwise known as fracking. Russia has also become one of the three largest producers while Mexico has experienced significant declines in its primary fields. The combination of a demand shock, driven by the coordinated global economic shutdown, and a supply shock, driven by the Saudi Prince’s and Russia’s decision to flood the market, has rarely occurred in tandem. Demand slowdowns are not unprecedented, although they tend to be mild, and neither are supply shocks. The simultaneity of both is incredibly unusual. It is this perfect storm that has resulted in oil declining to $20 a barrel on West Texas Intermediate.
If we are amidst a perfect storm and storms eventually pass, doesn’t it behoove us to look at and invest in select energy companies?
We believe so. We need to consider that Saudi Arabia’s economy is entirely dependent on oil revenues. It is not diversified as are the
United States, Russia or even Mexico. We also remind ourselves that the Saudi Prince is young, newly crowned and may be exhibiting an impulsive nature. Reckless behavior from an inexperienced regal would not be unprecedented. We nevertheless doubt whether playing economic chess with Russia is a prudent move knowing that Vladimir Putin is the antithesis of impulsive. The battle of wills will inevitably fall to economic hardship in the very near future. Saudi Arabia cannot afford to flood the market for very long at prices a fourth of what it requires.
In the meantime, the U.S. has also been complicit in flooding the market with supply. Production has increased from approximately 7 million BOE (Barrels of Oil Equivalent per day) a mere few years ago to approximately 13 million BOE today. Since we expect global consumption to decline by 20% in the short-term due to the global economic shutdown, 6 million additional barrels only adds fuel to the fire (pun intended). The U.S. is primarily driven by economic motives, however, and we would not be surprised to see swift production declines in most of our domestic fields this year.
In addition, public companies worldwide are also driven by economic factors and we should not ignore the fact that all super-major oil companies, Chevron, Exxon, Royal Dutch and the like, are reducing their capital projects by 30% to 50% or so in many cases. Such declines in spending are unprecedented and will play a significant role in forthcoming supply shortfalls. Smaller producers, companies we pay little attention to, are likely to shut down completely.
In summary, the seeds have now been sown for an increase in oil prices. From current levels, it is not unreasonable to see a doubling if not a tripling in prices over the next few years, perhaps more. We believe few asset classes have such upside potential. For the quarter as well as the six-month period, our overweight negatively impacted relative returns yet the performance of our companies outperformed those of our benchmark. Might there come a time when both our sector weight and our companies outperform? We think so.
The precipitous decline in energy related securities has also resulted in all major global indexes no longer having meaningful representation in the sector. We are therefore overweight. As a percent of the overall Baywood Value Plus fund, we don’t own more than we did a few months ago but it makes absolutely no sense for us to own less. We have modestly shifted among the companies we own and we are diversified across the complex. We own a select few of the best capitalized production companies, the two largest refiners and recently initiated a position in Kinder Morgan, the largest pipeline company in the United States. These companies are all pricing in the current environment as though it will be permanent. It will undoubtedly be a difficult operating environment for some time to come, yet we own companies with the greatest financial flexibility among their peers. We also don’t mean to entirely dismiss the possibility that there will be dividend cuts. This is a possibility. Yet at current prices, cuts will not meaningfully alter the dividend component on the overall fund which is at a multi-year high.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

Outside of energy, we have been generally underweight financials, another sector that has recently declined meaningfully. In our opinion, price declines are overdone and as such we have been adding to existing positions. We are somewhat underweight consumer staples and increased healthcare meaningfully earlier in the six-month period and are equal weight information technology. These three sectors have performed reasonably well, a very relative term in such a broad market decline. The Baywood Value Plus Fund is also overweight basic materials in companies whose fundamentals appear to not be unduly suffering from the economic downturn. We expect them to maintain their business momentum as the year progresses. We have also added to the Fund’s industrial exposure with purchases of 3M and Parker Hannifin. Should their stock prices continue to languish, we will eagerly add to our positions. We also initiated a position in Genuine Parts, a company with counter-cyclical attributes. We have owned this well-run capital-disciplined operator in the past and are very pleased to do so again.
The rebound at the end of the March notwithstanding, if past is precedent, we’d expect continued volatility for a number of months.
Similar to 2008-2009 as well as 2000-2002, an investor does not need to try to pick the ultimate bottom. Bottoms are established over periods of weeks and months. As such, we are not reacting to the daily excess of headlines, headlines which are prone to shorten investor time horizons and result in poor decision-making. We will continue to ask the difficult questions, rely on what we believe companies can earn over a complete cycle and under what methods. We will continue to ask whether their business models are being disrupted and whether they will be able to take advantage of the distress that their peers may be experiencing. Asking those questions so far during the downturn has resulted in us purchasing what we think are good companies at rarely available prices. We expect to continue to do so as we believe markets will increasingly recognize that many companies have been unduly discounted and underlying fundamentals could improve.
Current and future portfolio holdings are subject to change and risk.
The Morningstar category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category.
Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2020

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 8.13%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2021 (the “Expense Cap”). The Expense
Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297. The Fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund -22.05% 0.34% 6.30% 5.89%
Morningstar US Large Value TR Index -14.66% 3.93% 7.74% 5.65%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.8%
Basic Materials - 5.4%
1,766 Corteva, Inc. $ 41,501
1,460 Nutrien, Ltd. 49,552
800 Westrock Co. 22,608
113,661
Capital Goods / Industrials - 7.6%
200 3M Co. 27,302
600 Cummins, Inc. 81,192
500 Eaton Corp. PLC 38,845
100 Parker-Hannifin Corp. 12,973
160,312
Communication Services - 6.1%
1,600 Comcast Corp., Class A 55,008
1,400 Verizon Communications, Inc. 75,222
130,230
Consumer Discretionary - 7.4%
300 Genuine Parts Co. 20,199
1,200 Kontoor Brands, Inc. 23,004
700 Lear Corp. 56,875
600 Target Corp. 55,782
155,860
Consumer Staples - 8.3%
200 Kimberly-Clark Corp. 25,574
1,100 Molson Coors Beverage Co., Class B 42,911
500 Mondelez International, Inc., Class A 25,040
300 PepsiCo., Inc. 36,030
400 Walmart, Inc. 45,448
175,003
Energy - 10.4%
400 Chevron Corp. 28,984
1,500 ConocoPhillips 46,200
3,700 Equinor ASA, ADR 45,066
1,700 Kinder Morgan, Inc. 23,664
600 Phillips 66 32,190
1,000 Valero Energy Corp. 45,360
221,464
Financials - 14.9%
2,500 American International Group, Inc. 60,625
400 Ameriprise Financial, Inc. 40,992
700 BOK Financial Corp. 29,792
1,200 Citigroup, Inc. 50,544
1,500 MetLife, Inc. 45,855
600 Morgan Stanley 20,400
100 Northern Trust Corp. 7,546
900 Prosperity Bancshares, Inc. 43,425
1,200 Radian Group, Inc. 15,540
314,719
Health Care - 16.0%
800 AbbVie, Inc. 60,952
300 Amgen, Inc. 60,819
700 AstraZeneca PLC, ADR 31,262
500 Cardinal Health, Inc. 23,970
600 CVS Health Corp. 35,598
500 Gilead Sciences, Inc. 37,380
1,100 Koninklijke Philips NV, ADR 44,176
500 Medtronic PLC 45,090
339,247
Real Estate - 4.9%
2,400 Brookfield Property REIT, Inc., Class A 20,376
6,230 VEREIT, Inc. REIT 30,465
1,300 VICI Properties, Inc. REIT 21,632
1,900 Weyerhaeuser Co. REIT 32,205
104,678
Shares Security Description Value
Technology - 9.5%
1,800 Cisco Systems, Inc. $ 70,758
600 Intel Corp. 32,472
1,200 NetApp, Inc. 50,028
600 TE Connectivity, Ltd. 37,788
100 Texas Instruments, Inc. 9,993
201,039
Transportation - 3.6%
4,400 Atlas Corp. 33,836
300 Union Pacific Corp. 42,312
76,148
Utilities - 1.7%
500 Dominion Energy, Inc. 36,095
Total Common Stock (Cost $2,393,876) 2,028,456
Shares Security Description Value
Money Market Fund - 3.9%
83,506 Federated Government Obligations Fund,
Institutional Class, 0.32%
(a)
(Cost $83,506) 83,506
Investments, at value - 99.7% (Cost $2,477,382) $ 2,111,962
Other Assets & Liabilities, Net - 0.3% 5,531
Net Assets - 100.0% $ 2,117,493
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 2,028,456
Level 2 - Other Significant Observable Inputs 83,506
Level 3 - Significant Unobservable Inputs –
Total $ 2,111,962

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2020

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 5.4%
Capital Goods / Industrials 7.6%
Communication Services 6.2%
Consumer Discretionary 7.4%
Consumer Staples 8.3%
Energy 10.5%
Financials 14.9%
Health Care 16.0%
Real Estate 4.9%
Technology 9.5%
Transportation 3.6%
Utilities 1.7%
Money Market Fund 4.0%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,477,382) $ 2,111,962
Receivables:
Fund shares sold 1,885
Investment securities sold 7,004
Dividends 4,909
From investment advisor 7,937
Prepaid expenses 14,069
Total Assets
2,147,766
LIABILITIES
Payables:
Investment securities purchased 13,889
Accrued Liabilities:
Trustees’ fees and expenses 18
Fund services fees 3,926
Other expenses 12,440
Total Liabilities
30,273
NET ASSETS
$ 2,117,493
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,493,897
Distributable earnings (376,404)
NET ASSETS
$ 2,117,493
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 169,898
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 12.45

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $735) $ 45,093
Total Investment Income
45,093
EXPENSES
Investment advisor fees 6,984
Fund services fees 28,885
Transfer agent fees 8,815
Custodian fees 2,426
Registration fees 9,467
Professional fees 13,396
Trustees' fees and expenses 1,841
Other expenses 9,799
Total Expenses 81,613
Fees waived and expenses reimbursed
(71,835)
Net Expenses
9,778
NET INVESTMENT INCOME
35,315
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (865)
Net change in unrealized appreciation (depreciation) on investments
(732,204)
NET REALIZED AND UNREALIZED LOSS
(733,069)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (697,754)

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2020
For the Year
Ended
September 30,
2019
OPERATIONS
Net investment income $ 35,315 $ 64,034
Net realized gain (loss) (865) 30,295
Net change in unrealized appreciation (depreciation) (732,204) (139,596)
Decrease in Net Assets Resulting from Operations
(697,754) (45,267)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares - (113,003)
Institutional Shares
(69,411) (72,133)
Total Distributions Paid
(69,411) (185,136)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares - 7,750
Institutional Shares
42,269 2,204,983
Reinvestment of distributions
Investor Shares - 112,658
Institutional Shares
69,276 72,102
Redemption of shares
Investor Shares - (1,805,831)
Institutional Shares
(29,167) (435,150)
Increase in Net Assets from Capital Share Transactions
82,378 156,512
Decrease in Net Assets
(684,787) (73,891)
NET ASSETS
Beginning of Period
2,802,280 2,876,171
End of Period
$ 2,117,493 $ 2,802,280
SHARE TRANSACTIONS
Sale of shares
Investor Shares - 477
Institutional Shares
2,846 137,725
Reinvestment of distributions
Investor Shares - 7,217
Institutional Shares
4,256 4,519
Redemption of shares
Investor Shares - (112,284)
Institutional Shares
(1,710) (27,993)
Increase in Shares
5,392 9,661

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year or period presented.
For the Six
Months Ended
March 31,
2020
For the
Year Ended
September 30,
2019
For the
Year Ended
September 30,
2018
For the
Period Ended
September 30,
2017
For the
Year Ended
September 30,
2016 (a)
For the
Year Ended
November 30,
2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 17.03 $ 18.63 $ 17.36 $ 15.59 $ 17.00 $ 19.42
INVESTMENT OPERATIONS
Net investment income (b) 0.21 0.44 0.38 0.38 0.29 0.39
Net realized and unrealized gain (loss)
(4.37) (0.84) 1.76 2.02 0.94 (1.06)
Total from Investment Operations
(4.16) (0.40) 2.14 2.40 1.23 (0.67)
DISTRIBUTIONS TO SHAREHOLDERS
FROM
Net investment income (0.20) (0.39) (0.35) (0.36) (2.27) (0.35)
Net realized gain
(0.22) (0.81) (0.52) (0.27) (0.37) (1.40)
Total Distributions to Shareholders
(0.42) (1.20) (0.87) (0.63) (2.64) (1.75)
NET ASSET VALUE, End of Period
$ 12.45 $ 17.03 $ 18.63 $ 17.36 $ 15.59 $ 17.00
TOTAL RETURN
(25.00)% (1.55)% 12.57% 15.60% 8.65%(c) (3.58)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 2,116 $ 2,802 $ 936 $ 711 $ 536 $ 426
Ratios to Average Net Assets:
Net investment income 2.52% 2.66% 2.10% 2.28% 2.30%(d) 2.23%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%(d) 0.70%
Gross expenses (e) 5.84% 8.13% 8.83% 11.16% 14.43%(d) 2.09%
PORTFOLIO TURNOVER RATE 23% 49% 34% 48% 22%(c) 32%
(a) Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30. The information presented is for the period
December 1, 2015 to September 30, 2016.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the six months ended March 31, 2020. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the Environmental, Social and/or Governance (“ESG”) profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Our thoughts go out to those whose lives have been taken and uprooted by this virus. While we add our thoughts on what this means for the economy and the markets in the following review of the Baywood Socially Responsible Fund, please keep in mind that the most important factors in our individual lives are those that we share it with. Moments like these tend to bring what is truly important to the forefront and little else seems to matter.
The first two quarters of our new decade will likely have more written about it than any other in our lifetime and we will focus our attention on the first quarter of 2020 before discussing the fourth quarter of 2019. A global pandemic of unprecedented size is sweeping across the world causing massive disruptions in our daily lives, economy, markets and collective psyche. For those who have the ability and resources to withstand the impact of a sudden halt in economic activity, and who can just merely complain about a shelter-in-place should consider themselves lucky. For many others the effects will be painful and lasting. For the economy and the markets, the effects will be mostly transitory, however, there will be devastating consequences for companies that lack the discipline and incentives to plan for the long-term.
Socially Responsible investing is not defined by any single perspective. Efforts are and have been taking place to define and perhaps standardize the concept but it is not possible to capture the different points of view in a singular manner. That is because Socially
Responsible investing is truly in the eye of the beholder. Therefore, we will limit our conversation to what it means to us here at SKBA
Capital Management and how it influences our point of view about what is going on in the world today. We believe that the best run corporations are those that take stakeholders into consideration, not just shareholders. Corporate governance is the signal that this effect is lasting. Corporations themselves are not just an aggregation of individual decisions; they are, over time, many different people, many different faces. The prevailing feature about a corporation is its governance. Companies with virtuous governance practices tend to interact with society in a more respectful and sustainable manner. Sustainability in this case is defined as a company that invests in its people, systems, partners and products for the long-term and this can only be accomplished repeatedly with proper governance.
Incentives play a major role in this as well, and through proper governance, the proper incentives should arise.
What this means for our holdings is that, over time, the companies that we invest in can survive and possibly thrive in environments such as this. Companies with proper governance will likely have taken on less debt to expand an earnings base to hit compensation targets or to repurchase shares to hit said targets. They will also have likely invested in longer-cycle capital projects that may decrease reported earnings today but will put themselves in a stronger position in the future. This sacrifice probably won’t be shared by management teams that are only motivated by compensation and compensation structures, which for the most part, are short-term in nature.
We construct a portfolio of companies that strives to offer these attributes. As a result, the strategy has compounded wealth since its inception. We have been managing Socially Responsible portfolios since the inception of the company and are now in our 30th year of doing so. We are not a “Johnny-come-lately” when it comes to investing on behalf of our clients socially responsible desires and wishes.
We believe it is our approach, our relentless focus on the long-term that has allowed us to be successful for so long.
Speaking of time frames, the response we have seen in the market to this pandemic is so far nothing short of panic. And it is easy to fall into panic responses; after all, we have not witnessed anything like this in our lifetimes. Yet, as value investors, we deal with fear and panic and their effects on markets on a somewhat regular basis; one could say that is the nature of being a value investor. It has been our experience that at the onset of panic-driven markets asset class correlations tend to converge towards one. Only after a period of time do market participants’ sense of reason return and become more discerning. It is usually then—after investors stop letting the headlines drive irrational, short-term decisions and start to widen their time horizon—that those who have the wherewithal are able to take advantage of this environment. Those who have the assets that have been damaged by poor decision-making and short time horizons will see them continue to depreciate. We believe strongly that we are in the former group.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

In the short term, we cannot control the vicissitudes of market participants. When correlations go to one and everything declines simultaneously, there are few places to hide. Once again, we believe this will be sorted out with time, but for now, relative performance shortfalls for the first quarter of 2020 can be largely attributed to our holdings in financials, real estate and industrials. Nearly all of the panic in the market is focused on the short-term impacts to economically sensitive companies. REIT’s, whose asset prices usually tend to be negatively correlated to interest rates (interest rates go down, REIT prices go up), were hit unusually hard. The shutdown can have a large impact on tenants’ ability to pay rent and therefore the REIT’s ability to service its debt. Due to the typical capital structure of a
REIT, which is funded by debt rather than equity, a crisis like this will have an impact on a large swath of REIT’s ability to service debt, and we are evaluating our holdings.
The market’s myopia seems most pronounced in the industrial sector. The perspectives taken on the companies we own in this industry are short-sighted at best. The companies we own have business models which are designed to position themselves for longer term success. For example, Union Pacific is one of the best managed railroads in the United States. It is also nearly 10 times more energy-
efficient than other modes of transportation and is highly unlikely to be disintermediated. When, not if, economic activity resumes, sellers of this company are likely to regret their decision.
In the financial sector we share the market’s concern of higher default rates and continued net interest margin compression, yet we do not agree with the magnitude. After a short spell the yield curve has returned to a more normal shape and economic activity will eventually resume. For the companies we own, a short-term spike in defaults does not permanently impair the asset, yet a longer-term lower level of interest rates does. We have adjusted our holdings accordingly.
Having a long-term perspective and the mandate to purchase like-minded companies is a benefit in environments like this. From our perspective, stock valuations in general are approaching extreme lows not seen since the last financial crisis and in some cases even before then. We are therefore using this opportunity, as we have in the past, to reallocate our investment capital towards companies with attractive prospective returns on capital where valuations would have precluded us from doing so until recently.
During the first quarter of 2020 we initiated positions in Genuine Parts, Berkshire Hathaway and TE Connectivity. These are companies we classify as “quality upgrades” to the portfolio. These stocks rarely trade at low earnings multiples and opportunities for us to own them in the portfolio are few. Given the declines in the overall market in the first quarter, we have continued in our effort to “high-grade”
the holdings in the portfolio, positioning us with the opportunity for long-term success.
Berkshire Hathaway is the most under-represented company of its size in any of the ESG indexes. We do not think this is due to its poor
ESG scores. As with any data, one can use it to make any point one wishes and so it is with Berkshire Hathaway.
Let’s assess what appears to be the general disregard towards Berkshire from two different angles. The first relates to corporate governance and the second relates to its participation in energy. On the first, common perception is such that the board lacks independence and suffers from an elevated average age. On the surface this is indisputable. Yet we must, emphasis on must, caution against accepting the standard definition of independence. Corporate America has succeeded in establishing independent boards; Sarbanes Oxley accelerated the change. This common definition is nevertheless altogether different than concluding that corporate America has created qualified boards, particularly when members show up to board meetings a few times a year, the service or presence for which they receive significant compensation.
Such compensation can come with a significant and hidden cost—the cost of acquiescence. It can be opined that board members are essentially bought off by management. In consultants’ “qualified” opinion, managers must be paid in-line with their peers in order to remain competitive. Given the short-term tenure of the average CEO, however, compensation is often based on reaching short-term milestones with no regard to the company’s long-term success.
We encourage the reader to peruse Berkshire Hathaway’s most recent letter to shareholders for a more succinct perspective on the topic.
The travesty that the typical board has become is anathema to Berkshire Hathaway’s management. Few managements have as long a tenure as Warren Buffett and Charlie Munger. Few managements have as much vested in the long-term well-being of their companies as do Warren and Charlie. As such we clearly are alone in viewing corporate governance under a different lens than our peers, indexers in particular.
As it relates to age, Mr. Buffett and Mr. Munger skew the average of the entire up significantly. Excluding them results in the average age not noticeably different than the average board. We’d caution against attempting to remove either Mr. Buffett or Mr. Munger from the board and are therefore also apparently of a different mindset than most. We believe that in this business, ability and capacity is

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

much more important than age. As far as capital allocators go, few are as adept as Mr. Buffett and Mr. Munger. We strongly suggest that proper capital allocation goes hand in hand with proper corporate governance, something we appreciate.
Secondly, energy has experienced significant disdain from many ESG investors. We do not question the motive behind such perceptions.
Yet, any company the size of Berkshire Hathaway, or Apple or Microsoft or Alphabet for that matter, make use of energy and also need to be viewed objectively. Berkshire has modest participation within energy due to its electric utility and generating assets. What goes unspoken yet should be lauded by the ESG community, however, is the fact that Berkshire Hathaway is among the largest renewable energy companies in the United States. Yet sometimes, when they don’t fit into an overall narrative, it is simply more convenient to omit positive attributes. Weighing positives against negatives, analyzing improvements in overall corporate citizenship and making an independent judgement is what we do, a point which is sorely lacking in passive strategies.
So in the first quarter of 2020 we purchased Berkshire Hathaway. We believe it should have one of the highest corporate governance scores among many of its peers plus it operates one of the largest renewable businesses in the United States. Our purchase rationale was also based on SKBA’s fundamental and valuation frameworks. Berkshire has one of the safest balance sheets—a desirable attribute that is not widely considered—and we believe it is currently selling at a significant discount to fair value. We are not ignoring possible difficulties the company will face over the next few months. We are saying that from our very different than consensus vantage point, the company represents a desirable investment opportunity.
During the quarter we eliminated CenturyLink and Sensata. Although it owns very attractive and unique assets, CenturyLink’s financial leverage means that its priorities are limited and it may not be able to grow amidst the economic decline. Given the pause in economic activity, financially levered companies end up with less flexibility, and we decided to exit in favor of other, less leveraged companies.
We decided to swap our holdings in Sensata with TE Connectivity. TE Connectivity is a leader in connectors and sensors in every market it competes in. Its products are increasingly being utilized as more applications require harsh environment connectors and sensors.
While its end-markets will be affected by the halt in economic activity, the effect should prove to be temporary and this company has the financial capacity to withstand a slowdown. Both had declined meaningfully.
While Comcast has held up well in the decline due to the consistent nature of its revenues, its price recently declined to a point that allowed us to add to our position in this company with attractive content generating assets along with a dominant position in the U.S.
cable industry. The decline in the price of Royal Phillips was simply more than deserved, like many in this volatile market. Once again, with Phillips, the decline allowed us to increase our position in this healthcare company with dominant global market share.
Furthermore, one of its main competitors, GE, is facing severe financial distress and should allow Phillips to accelerate its advance on
GE’s market share.
In contrast to the first quarter of 2020, the fourth quarter of 2019 was in many ways a mirror image of the period a year ago, not just in the level of stock returns, but also in some of the contributors. Utilities, consumer staples, communication services and real estate, all top performing sectors in the fourth quarter of 2018, were the worst performing sectors in the Russell 1000 Value respectively in last quarter of 2019. The reasons for this see-saw have little to do with actual fundamentals and more about how certain sectors or stocks have behaved in the past under similar circumstances, which may seem to work in the short-run; however, fundamentals matter more in the long-run. When markets crashed in the fourth quarter of 2018, trade tensions were at their most extreme and the Federal Reserve was in a balance sheet reduction and credit tightening mode; investors feared the worst with a global recession brought on by an imminent trade war. Sectors considered safe had been highly preferred as bond substitutes over the last ten years and so when the markets grew fearful and interest rates declined, these “safe sectors” benefitted. A year later, however, following the announcement of a trade deal, amidst signs that the global economy is bottoming and as interest rates slowly begin to rise for economic reasons, the market has shown its preference for more cyclical stocks and as a result, last year’s “safe sectors” have held the index back. This back and forth preference between safe and cyclical stocks while ignoring fundamentals all in a year’s time just goes to show how irrationally the market can behave and also provided a little insight into what would happen in the first quarter of 2020. It is times like these, where short-term noise overshadows long-term fundamentals, where we get great opportunities to buy.
In the fourth quarter of 2019, we initiated positions in Amgen and NetApp. Amgen added to what we view as an incredibly undervalued healthcare sector. NetApp’s recent stock decline resulted in us eliminating our long held position in Hewlett Packard on relative strength into what we feel is a better run company with less uncertainty. Oaktree was finally acquired by Brookfield Asset Management (BAM), itself already a top position in the strategy. We feel that the acquisition further strengthens BAM’s business model and adds desirable counter-cyclical revenues. We also eliminated M&T Bank. We admire M&T as an operator; nevertheless, at this point in the economic cycle, we have discovered companies even more depressed in price with better full-cycle return opportunities.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2020

The rebound at the end of the quarter notwithstanding, if past is precedent, we’d expect continued volatility for a number of months.
Similar to 2008-2009 as well as 2000-2002, an investor does not need to try to pick the ultimate bottom. Bottoms are established over periods of weeks and months. As such, we are not reacting to the daily excess of headlines, headlines which are prone to shorten investor time horizons and result in poor decision-making. We will continue to ask the difficult questions, rely on what we believe companies can earn over a complete cycle and relentlessly pursue superior governance structure. We will continue to ask whether their business models are being disrupted and whether they will be able to take advantage of the distress that their peers may be experiencing. Asking those questions so far during the downturn has resulted in us purchasing good companies at rarely available prices. We expect to continue to do so as we believe markets may increasingly recognize that many companies have been unduly discounted and underlying fundamentals should improve.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk.
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2020

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.78%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2021 (the “Expense Cap”). The Expense
Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297. The Fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund -21.43% -1.35% 4.30% 2.96%
Morningstar US Large Value TR Index -14.66% 3.93% 7.74% 5.14%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.2%
Basic Materials - 4.4%
3,200 Nutrien, Ltd. $ 108,608
2,600 The Mosaic Co. 28,132
136,740
Capital Goods / Industrials - 2.2%
500 Cummins, Inc. 67,660
Communication Services - 11.4%
2,300 Comcast Corp., Class A 79,074
3,800 Discovery, Inc., Class C
(a)
66,652
900 The Walt Disney Co. 86,940
2,200 Verizon Communications, Inc. 118,206
350,872
Consumer Discretionary - 5.8%
1,700 Aptiv PLC 83,708
700 Genuine Parts Co. 47,131
2,500 Kontoor Brands, Inc. 47,925
178,764
Consumer Staples - 5.6%
2,000 Mondelez International, Inc., Class A 100,160
600 PepsiCo., Inc. 72,060
172,220
Energy - 2.0%
4,800 Devon Energy Corp. 33,168
2,100 Schlumberger, Ltd. 28,329
61,497
Financials - 20.5%
3,500 Air Lease Corp. 77,490
1,300 American Express Co. 111,293
3,300 American International Group, Inc. 80,025
3,900 Bank of America Corp. 82,797
300 Berkshire Hathaway, Inc., Class B
(a)
54,849
1,600 BOK Financial Corp. 68,096
2,789 Brookfield Asset Management, Inc.,
Class A 123,413
2,600 Radian Group, Inc. 33,670
631,633
Health Care - 21.4%
300 Amgen, Inc. 60,819
1,200 AstraZeneca PLC, ADR 53,592
600 Becton Dickinson and Co. 137,862
900 Gilead Sciences, Inc. 67,284
2,000 Koninklijke Philips NV, ADR 80,320
400 Laboratory Corp. of America Holdings
(a)
50,556
700 Medtronic PLC 63,126
300 Regeneron Pharmaceuticals, Inc.
(a)
146,487
660,046
Real Estate - 3.6%
3,500 Brookfield Property Partners LP 28,210
9,300 VEREIT, Inc. REIT 45,477
2,300 Weyerhaeuser Co. REIT 38,985
112,672
Technology - 13.9%
3,000 Cisco Systems, Inc. 117,930
4,400 Corning, Inc. 90,376
1,300 Intel Corp. 70,356
1,100 NetApp, Inc. 45,859
900 NXP Semiconductors NV 74,637
500 TE Connectivity, Ltd. 31,490
430,648
Shares Security Description Value
Transportation - 6.4%
6,600 AP Moller - Maersk A/S, ADR $ 29,502
12,800 Atlas Corp. 98,432
500 Union Pacific Corp. 70,520
198,454
Total Common Stock (Cost $3,341,483) 3,001,206
Shares Security Description Value
Money Market Fund - 0.9%
27,855 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.23%
(b)
(Cost $27,855) 27,855
Investments, at value - 98.1% (Cost $3,369,338) $ 3,029,061
Other Assets & Liabilities, Net - 1.9% 58,297
Net Assets - 100.0% $ 3,087,358
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,001,206
Level 2 - Other Significant Observable Inputs 27,855
Level 3 - Significant Unobservable Inputs –
Total $ 3,029,061
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 4.5%
Capital Goods / Industrials 2.2%
Communication Services 11.6%
Consumer Discretionary 5.9%
Consumer Staples 5.7%
Energy 2.0%
Financials 20.9%
Health Care 21.8%
Real Estate 3.7%
Technology 14.2%
Transportation 6.6%
Money Market Fund 0.9%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,369,338) $ 3,029,061
Receivables:
Fund shares sold 1,527
Investment securities sold 42,930
Dividends 10,002
From investment advisor 8,080
Prepaid expenses 14,843
Total Assets
3,106,443
LIABILITIES
Payables:
Fund shares redeemed 190
Accrued Liabilities:
Trustees’ fees and expenses 27
Fund services fees 4,657
Other expenses 14,211
Total Liabilities
19,085
NET ASSETS
$ 3,087,358
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,465,812
Distributable earnings (378,454)
NET ASSETS
$ 3,087,358
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 374,827
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 8.24

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $802) $ 49,445
Total Investment Income
49,445
EXPENSES
Investment advisor fees 14,804
Fund services fees 31,338
Transfer agent fees 8,974
Custodian fees 2,470
Registration fees 9,653
Professional fees 13,730
Trustees' fees and expenses 1,988
Other expenses 11,057
Total Expenses 94,014
Fees waived and expenses reimbursed
(75,192)
Net Expenses
18,822
NET INVESTMENT INCOME
30,623
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 21,764
Net change in unrealized appreciation (depreciation) on investments
(1,102,938)
NET REALIZED AND UNREALIZED LOSS
(1,081,174)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (1,050,551)

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2020
For the Year
Ended
September 30,
2019
OPERATIONS
Net investment income $ 30,623 $ 52,605
Net realized gain 21,764 102,477
Net change in unrealized appreciation (depreciation) (1,102,938) (260,772)
Decrease in Net Assets Resulting from Operations
(1,050,551) (105,690)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares - (204,892)
Institutional Shares (82,239) (149,124)
Total Distributions Paid
(82,239) (354,016)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares - 167,328
Institutional Shares 641,265 2,373,806
Reinvestment of distributions
Investor Shares - 193,403
Institutional Shares 79,664 146,187
Redemption of shares
Investor Shares - (2,701,698)
Institutional Shares (325,164) (295,860)
Increase (Decrease) in Net Assets from Capital Share Transactions
395,765 (116,834)
Decrease in Net Assets
(737,025) (576,540)
NET ASSETS
Beginning of Period
3,824,383 4,400,923
End of Period
$ 3,087,358 $ 3,824,383
SHARE TRANSACTIONS
Sale of shares
Investor Shares - 14,949
Institutional Shares 57,840 218,445
Reinvestment of distributions
Investor Shares - 19,029
Institutional Shares 7,383 14,302
Redemption of shares
Investor Shares - (248,092)
Institutional Shares (31,409) (26,646)
Increase (Decrease) in Shares
33,814 (8,013)

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2020
For the Years Ended September 30,
2019 2018 2017 2016 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 11.21 $ 12.60 $ 11.43 $ 10.15 $ 10.18 $ 11.45
INVESTMENT OPERATIONS
Net investment income (a) 0.08 0.18 0.12 0.10 0.14 0.14
Net realized and unrealized gain (loss)
(2.84) (0.53) 1.31 1.33 0.66 (0.99)
Total from Investment Operations
(2.76) (0.35) 1.43 1.43 0.80 (0.85)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.08) (0.16) (0.10) (0.15) (0.30) (0.13)
Net realized gain
(0.13) (0.88) (0.16) – (0.53) (0.29)
Total Distributions to Shareholders
(0.21) (1.04) (0.26) (0.15) (0.83) (0.42)
NET ASSET VALUE, End of Year
$ 8.24 $ 11.21 $ 12.60 $ 11.43 $ 10.15 $ 10.18
TOTAL RETURN
(25.02)%(b) (1.79)% 12.66% 14.18% 8.40% (7.70)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,087 $ 3,824 $ 1,699 $ 5,404 $ 5,555 $ 238,379
Ratios to Average Net Assets:
Net investment income 1.45%(c) 1.60% 1.01% 0.92% 1.35% 1.22%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%(d)
Gross expenses(e) 4.44%(c) 5.78% 3.03% 2.64% 1.00% 0.87%
PORTFOLIO TURNOVER RATE 14%(b) 33% 31% 42% 57% 29%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020

Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
On June 14, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Funds’ Investor Shares, in a tax-free exchange into shares of the Funds’ Institutional Shares and the closure of the Investor Shares to new investments. On August
19, 2019, each shareholder of the Funds’ Investor Shares received Institutional Shares in a dollar amount equal to their investment in the
Investor Shares as of that date.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for
Institutional Shares to 0.70% through January 31, 2021, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for Institutional Shares to 0.89% through
January 31, 2021, for Baywood Socially Responsible Fund. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
March 31, 2020, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2020, $330,272 and
$336,517 in the Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor.
Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 6,984 $ 54,663 $ 10,188 $ 71,835
Baywood Socially Responsible Fund 14,804 50,017 10,371 75,192

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020

Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2020 were as follows:
Federal Income Tax
As of March 31, 2020 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation were as follows:
As of September 30, 2019, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, partnerships and equity return of capital.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of each Funds' investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Purchases Sales
Baywood Value Plus Fund $ 650,829 $ 965,736
Baywood Socially Responsible Fund 611,686 550,564
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Depreciation
Baywood Value Plus Fund $ 150,506 $ (515,926) $ (365,420)
Baywood Socially Responsible Fund 331,165 (671,442) (340,277)
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 1,141 $ 25,916 $ 363,704 $ 390,761
Baywood Socially Responsible Fund 1,807 51,361 701,168 754,336

Baywood Funds
ADDITIONAL INFORMATION
March 31, 2020

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.
Shareholder Expense Example
As a shareholder of the funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2019 through March 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 749.96 $ 3.06 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.50 $ 3.54 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 749.82 $ 3.89 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.55 $ 4.50 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, CA 94104
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0320

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SUPRA INSTITUTIONAL SHARES ( CSFOX)
SEMI-ANNUAL REPORT
MARCH 31, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 856-1516, caravan.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 856-1516,
caravan.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to the Caravan Frontier Markets Opportunities Fund.

Caravan Frontier Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
1
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 89.7%
Argentina - 4.0%
10,900 Adecoagro SA
(a)
$ 42,401
7,800 Banco BBVA Argentina SA, ADR 20,436
2,500 Banco Macro SA, ADR 42,450
85,685 Bolsas y Mercados Argentinos SA
(b)
247,399
15,217 Grupo Clarin SA, GDR
(a)(b)(c)
11,200
363,886
Bangladesh - 6.3%
673,939 Beximco Pharmaceuticals, Ltd., GDR 272,057
600,304 Golden Harvest Agro Industries, Ltd.
(b)
119,943
21,571 GrameenPhone, Ltd.
(b)
61,630
6,604 Youngone Corp. 121,247
574,877
Colombia - 1.5%
4,300 Bancolombia SA, ADR 107,328
84,907 CEMEX Latam Holdings SA
(a)
31,145
138,473
Cyprus - 1.1%
129,872 Bank of Cyprus Holdings PLC
(a)
96,111
Egypt - 4.8%
12,035 Commercial International Bank Egypt SAE 44,936
125,694 Egyptian Financial Group-Hermes Holding
Co. 66,201
27,098 Egyptian International Pharmaceuticals
EIPICO 97,305
171,940 ElSewedy Electric Co. 85,642
13,147 Integrated Diagnostics Holdings PLC
(d)
44,042
299,726 Oriental Weavers 102,448
440,574
Estonia - 1.1%
142,300 Tallink Grupp AS 99,815
Georgia - 3.6%
10,603 Bank of Georgia Group PLC 120,505
18,358 Georgia Capital PLC
(a)
96,911
12,478 TBC Bank Group PLC 112,367
329,783
Iceland - 2.7%
2,518,210 Kvika banki hf
(a)
150,131
564,359 Origo HF 92,577
242,708
Kazakhstan - 4.2%
26,261 Halyk Savings Bank of Kazakhstan JSC,
GDR 241,601
23,797 KCell JSC, GDR 142,306
383,907
Kenya - 4.8%
401,700 Equity Group Holdings PLC 129,821
407,300 KCB Group, Ltd. 135,702
695,100 Safaricom PLC 175,016
440,539
Kuwait - 10.1%
16,341 Humansoft Holding Co. KSC 122,688
159,950 Mabanee Co. SAK 323,988
104,625 Mobile Telecommunications Co. KSC 172,481
130,065 National Bank of Kuwait SAKP 299,190
918,347
Lithuania - 1.4%
333,853 Siauliu Bankas AB 127,768
Mauritius - 0.7%
11,300 MCB Group, Ltd.
(b)
65,082
Shares Security Description Value
Nigeria - 3.0%
3,819,329 Guaranty Trust Bank PLC $ 177,201
3,063,570 Zenith Bank PLC 93,955
271,156
Pakistan - 3.7%
50,600 Lucky Cement, Ltd. 112,929
133,600 MCB Bank, Ltd. 120,071
21,752 NetSol Technologies, Inc.
(a)
54,380
111,000 Oil & Gas Development Co., Ltd. 51,450
338,830
Peru - 6.2%
111,489 Alicorp SAA, Class C 238,762
1,600 Credicorp, Ltd. 228,912
266,307 Ferreycorp SAA 97,769
565,443
Philippines - 8.8%
3,731,900 Cosco Capital, Inc.
(c)
348,535
3,051,600 Megaworld Corp. 150,000
198,157 Metropolitan Bank & Trust Co. 155,845
19,141,000 STI Education Systems Holdings, Inc.
(c)
150,539
804,919
Romania - 4.0%
413,607 Banca Transilvania SA 171,371
70,638 BRD-Groupe Societe Generale SA 189,208
360,579
Senegal - 1.7%
7,137 Sonatel SA 155,938
Slovenia - 1.1%
1,400 Krka dd Novo mesto 100,055
Sri Lanka - 3.3%
463,819 John Keells Holdings PLC
(b)
303,318
Ukraine - 2.0%
31,184 MHP SE, GDR
(a)
187,104
United Arab Emirates - 0.4%
948,036 Gulf Marine Services PLC
(a)(c)
37,682
Vietnam - 9.2%
1,172,000 CP Pokphand Co., Ltd. 92,215
116,600 FPT Corp. 202,916
32,003 LS Cable & System Asia, Ltd. 179,554
128,520 Military Commercial Joint Stock Bank 73,737
185,628 PetroVietnam Technical Services Corp. 70,740
30,490 Taseco Air Services JSC 52,932
139,500 Vietnam Engine & Agricultural Machinery
Corp. 165,389
837,483
Total Common Stock (Cost $14,079,318) 8,184,377
Investment Company - 2.9%
1,030,897 Fondul Proprietatea SA
(Cost $230,764) 261,079
Exchange Traded Funds - 3.4%
98,000 iShares COLCAP ETF 281,672
1,169 iShares MSCI Frontier 100 ETF 24,958
Total Exchange Traded Funds (Cost $490,809) 306,630
Money Market Fund - 2.0%
185,594 First American Government Obligations
Fund, Class X, 0.40%
(e)
(Cost $185,594) 185,594
Investments, at value - 98.0% (Cost $14,986,485) $ 8,937,680
Other Assets & Liabilities, Net - 2.0% 184,692
Net Assets - 100.0% $ 9,122,372

Caravan Frontier Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
2
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
*The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation (depreciation) of investments in the accompanying
Statement of Operations.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
JSC Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to
$808,572 or 8.9% of net assets.
(c) All or a portion of this security is illiquid.
(d) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to
$44,042 or 0.5% of net assets.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Argentina $ 105,287 $ 258,599 $ – $ 363,886
Bangladesh 393,304 – 181,573 574,877
Colombia 138,473 – – 138,473
Cyprus 96,111 – – 96,111
Egypt 440,574 – – 440,574
Estonia 99,815 – – 99,815
Georgia 329,783 – – 329,783
Iceland 242,708 – – 242,708
Kazakhstan 383,907 – – 383,907
Kenya 440,539 – – 440,539
Kuwait 918,347 – – 918,347
Lithuania 127,768 – – 127,768
Mauritius – – 65,082 65,082
Nigeria 271,156 – – 271,156
Pakistan 338,830 – – 338,830
Peru 565,443 – – 565,443
Philippines 804,919 – – 804,919
Romania 360,579 – – 360,579
Senegal 155,938 – – 155,938
Slovenia 100,055 – – 100,055
Sri Lanka – – 303,318 303,318
Ukraine 187,104 – – 187,104
United Arab Emirates 37,682 – – 37,682
Vietnam 837,483 – – 837,483
Investment Company 261,079 – – 261,079
Exchange Traded Funds 306,630 – – 306,630
Money Market Fund – 185,594 – 185,594
Investments at Value $ 7,943,514 $ 444,193 $ 549,973 $ 8,937,680
Common Stock
Balance as of September 30, 2019 $ -
Purchases 61,630
Transfer In 488,343
Change in Unrealized Appreciation/ (Depreciation) -
Balance as of March 31, 2020 $ 549,973
Net change in unrealized appreciation (depreciation) from
investments held as of March 31, 2020* $ -
PORTFOLIO HOLDINGS
% of Total Investments
Argentina 4.1%
Bangladesh 6.4%
Colombia 1.6%
Cyprus 1.1%
Egypt 4.9%
Estonia 1.1%
Georgia 3.7%
Iceland 2.7%
Kazakhstan 4.3%
Kenya 4.9%
Kuwait 10.3%
Lithuania 1.4%
Mauritius 0.7%
Nigeria 3.0%
Pakistan 3.8%
Peru 6.3%
Philippines 9.0%
Romania 4.1%
Senegal 1.8%
Slovenia 1.1%
Sri Lanka 3.4%
Ukraine 2.1%
United Arab Emirates 0.4%
Vietnam 9.4%
Investment Company 2.9%
Exchange Traded Funds 3.4%
Money Market Fund 2.1%
100.0%

Caravan Frontier Markets Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020
3
See Notes to Financial Statements.
* Shares redeemed or exchanged within 90 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $14,986,485) $ 8,937,680
Foreign currency (Cost $198,944) 197,852
Receivables:
Dividends 16,649
Prepaid expenses 3,957
Total Assets
9,156,138
LIABILITIES
Payables:
Foreign capital gains tax payable 24,420
Accrued Liabilities:
Investment adviser fees 124
Trustees’ fees and expenses 24
Fund services fees 3,350
Other expenses 5,848
Total Liabilities
33,766
NET ASSETS
$ 9,122,372
COMPONENTS OF NET ASSETS
Paid-in capital $ 17,095,314
Distributable earnings (7,972,942)
NET ASSETS
$ 9,122,372
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,660,457
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 5.49

Caravan Frontier Markets Opportunities Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2020
4
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $19,950) $ 177,828
Total Investment Income
177,828
EXPENSES
Investment adviser fees 81,828
Fund services fees 37,815
Transfer agent fees 8,507
Custodian fees 17,898
Registration fees 1,522
Professional fees 15,618
Trustees' fees and expenses 2,999
Other expenses 16,581
Total Expenses 182,768
Fees waived
(85,994)
Net Expenses
96,774
NET INVESTMENT INCOME
81,054
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments (Net of foreign withholding taxes of $11,316)
(1,036,870)
Foreign currency transactions
(18,653)
Net realized loss
(1,055,523)
Net change in unrealized appreciation (depreciation) on:
Investments
(2,234,739)
Deferred foreign capital gains taxes
5,571
Foreign currency translations
(2,022)
Net change in unrealized appreciation (depreciation)
(2,231,190)
NET REALIZED AND UNREALIZED LOSS
(3,286,713)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (3,205,659)

Caravan Frontier Markets Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS
5
See Notes to Financial Statements.
For the Six Months
Ended
March 31, 2020
For the Year
Ended
September 30, 2019
OPERATIONS
Net investment income $ 81,054 $ 442,767
Net realized loss (1,055,523) (820,643)
Net change in unrealized appreciation (depreciation) (2,231,190) (1,475,654)
Decrease in Net Assets Resulting from Operations
(3,205,659)
(1,853,530)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (13,207)
Supra Institutional Shares (482,301) (201,950)
Total Distributions Paid
(482,301)
(215,157)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares – 51,975
Supra Institutional Shares 629,801 5,937,954*
Reinvestment of distributions:
Institutional Shares – 13,207
Supra Institutional Shares 482,301 201,950
Redemption of shares:
Institutional Shares
–
(1,243,346)*
Supra Institutional Shares
(5,020,487)
(1,831,369)
Redemption fees:
Institutional Shares
–
–
Supra Institutional Shares

Increase (Decrease) in Net Assets from Capital Share Transactions
(3,908,257)
3,131,284
Increase (Decrease) in Net Assets
(7,596,217)
1,062,597
NET ASSETS
Beginning of Period
16,718,589
15,655,992
End of Period
$ 9,122,372
$ 16,718,589
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares – 6,434
Supra Institutional Shares 79,818 724,996*
Reinvestment of distributions:
Institutional Shares – 1,691
Supra Institutional Shares 59,617 25,891
Redemption of shares:
Institutional Shares
–
(159,422)*
Supra Institutional Shares
(628,653)
(224,763)
Increase (Decrease) in Shares
(489,218)
374,827
* The above figure includes transfers of $1,127,928 and 145,164 and 144,978 shares from the Institutional Shares to the Supra Institutional Shares, respectively, as a result of the liquidation of the Institutional Shares on September 30, 2019.

Caravan Frontier Markets Opportunities Fund
FINANCIAL HIGHLIGHTS
6
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six Months
Ended
March 31, 2020
For the Year
Ended
September 30, 2019
November 15, 2017 (a)
Through
September 30, 2018
SUPRA INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 7.78 $ 8.82 $ 10.00
INVESTMENT OPERATIONS
Net investment income (b) 0.04 0.22 0.19
Net realized and unrealized loss
(2.06) (1.14) (1.37)
Total from Investment Operations
(2.02) (0.92) (1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.27) (0.12) (0.00)(c)
Total Distributions to Shareholders
(0.27) (0.12) (0.00)
REDEMPTION FEES(b)
0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 5.49 $ 7.78 $ 8.82
TOTAL RETURN
(27.06)%(d) (10.48)% (11.77)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 9,122 $ 16,719 $ 14,324
Ratios to Average Net Assets:
Net investment income 1.09%(e) 2.71% 2.15%(e)
Net expenses 1.30%(e) 1.30% 1.30%(e)
Gross expenses (f) 2.46%(e) 2.51% 3.04%(e)
PORTFOLIO TURNOVER RATE 18%(d) 24% 12%(d)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Caravan Frontier Markets Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
7
Organization
The Caravan Frontier Markets Opportunities Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on November 14, 2017 and currently offers Supra
Institutional Shares. Supra Institutional Shares commenced operations on November 15, 2017. The Fund’s investment objective is long-
term capital appreciation. On August 6, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the
Fund’s Institutional Shares, in a tax-free exchange into shares of the Fund’s Supra Institutional Shares and the closure of the Institutional
Shares to new investments. On September 30, 2019, each shareholder of the Institutional Shares received Supra Institutional Shares in a dollar amount equal to their investment in the Institutional Shares as of that date.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as

Caravan Frontier Markets Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
8
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for the Fund’s investments is included in the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 2.00%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The

Caravan Frontier Markets Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
9
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statement of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Caravan Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the
Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual fund operating expenses
(excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.30% through February 1, 2021. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31,
2020, fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2020, $444,776 is subject to recapture by the Adviser.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2020 , were $2,633,567 and $6,926,546 , respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 74,763 $ 11,231 $ 85,994

Caravan Frontier Markets Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
10
Federal Income Tax
As of March 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation were as follows:
As of September 30, 2019, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in passive foreign investment companies (“PFIC”) and wash sales.
As of September 30, 2019, the Fund had $90,207 of available short-term capital loss carryforwards and $717,247 of available long-term capital loss carryforwards that have no expiration date.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Gross Unrealized Appreciation $ 69,752
Gross Unrealized Depreciation (6,118,557)
Net Unrealized Depreciation $ (6,048,805)
Undistributed Ordinary Income
$ 448,269
Capital and Other Losses
(807,454)
Unrealized Depreciation
(3,925,797)
Total
$ (4,284,982)

Caravan Frontier Markets Opportunities Fund
ADDITIONAL INFORMATION
March 31, 2020
11
Investment Advisory Agreement Approval
At the March 27, 2020 Board meeting (the “March meeting”), the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”).
In preparation for the March meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the March meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability and necessary staffing and experience to provide quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and discussion of the performance achieved by the Adviser, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund underperformed its primary benchmark index, the MSCI Frontier
Emerging Markets Index, for the one-year period ended December 31, 2019, and for the period since the Fund’s inception on November
15, 2017. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge
Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. The Board observed that the Fund underperformed the median of its Broadridge peers for the one-year period ended December 31, 2019.
The Board noted the Adviser’s representation that the Fund’s underperformance relative to the benchmark and Broadridge peers could be attributed, in part, to the Fund’s underweight exposure to investments in Kuwait, which investments had rallied during the period as a result of the upcoming country graduation from a “frontier” to an “emerging” market, as well as stock selection within Kuwait. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s management of the Fund could benefit the Fund and its shareholders.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peers. The Board observed that the Fund’s actual advisory fee rate and actual total expense ratio were each less than the median of its Broadridge peers. The Board also recognized that the Adviser had contractually agreed to waive fees or reimburse expenses to the extent necessary to keep the total expense ratio of the Fund at a competitive level and that, as a result of the contractual expense cap arrangements, the Fund’s total expense ratio was the lowest in the
Broadridge peer group. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fees paid to the Adviser by the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Caravan Frontier Markets Opportunities Fund
ADDITIONAL INFORMATION
March 31, 2020
12
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity. The Board noted the Adviser’s representation that it had subsidized the
Fund’s operations since the inception of the Fund and had continued to waive the entirety of its advisory fee to do so. Based on these and other applicable considerations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable in the context of all factors considered.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale at higher asset levels, but that the Adviser believed that economies of scale had not been achieved at current asset levels. Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in renewing the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the
Advisory Agreement.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 856-1516 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (844) 856-1516 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2019 through March 31, 2020.

Caravan Frontier Markets Opportunities Fund
ADDITIONAL INFORMATION
March 31, 2020
13
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Supra Institutional Shares
Actual $ 1,000.00 $ 729.40 $ 5.62 1.30%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.50 $ 6.56 1.30%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SUPRA INSTITUTIONAL SHARES (CSFOX)
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(844) 856-1516 (toll free)
INVESTMENT ADVISER
Caravan Capital Management, LLC
950 Pacific Avenue, Suite 500
Tacoma, WA 98402
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
206-SAR-0320

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 28, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 28, 2020